Commitments and Contingencies (Details) - Schedule of milestone payments - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Payment One [Member]
Commitments and Contingencies (Details) - Schedule of milestone payments [Line Items]
Milestone	Filing of an Investigational New Drug (or any foreign equivalent) for a Licensed Product	Filing of an Investigational New Drug (or any foreign equivalent) for a Licensed Product
Payment	$ 50,000	$ 50,000
Payment Two [Member]
Commitments and Contingencies (Details) - Schedule of milestone payments [Line Items]
Milestone	Dosing of first patient in a Phase 1 Clinical Trial of a Licensed Product	Dosing of first patient in a Phase 1 Clinical Trial of a Licensed Product
Payment	$ 100,000	$ 100,000
Payment Three [Member]
Commitments and Contingencies (Details) - Schedule of milestone payments [Line Items]
Milestone	Dosing of first patient in a Phase 2 Clinical Trial of a Licensed Product	Dosing of first patient in a Phase 2 Clinical Trial of a Licensed Product
Payment	$ 250,000	$ 250,000
Payment Four [Member]
Commitments and Contingencies (Details) - Schedule of milestone payments [Line Items]
Milestone	Receipt of New Drug Application (“NDA”) (or foreign equivalent) approval for a Licensed Product	Receipt of New Drug Application (“NDA”) (or foreign equivalent) approval for a Licensed Product
Payment	$ 500,000	$ 500,000
Payment Five [Member]
Commitments and Contingencies (Details) - Schedule of milestone payments [Line Items]
Milestone	Achievement of First Commercial Sale of Licensed Product	Achievement of First Commercial Sale of Licensed Product
Payment	$ 1,000,000	$ 1,000,000